Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income/(loss) during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	2,234	—	—
Deferred income tax (benefit)/expense	(466)	—	—

Income tax expense	1,768	—	—

Summary of Reconciliation of Income Tax Expense
Reconciliation between the income tax expense computed by applying the EIT tax rate to income before income taxes and actual provision were as follows:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Profit/(Loss) before income tax	(16,524)	(107,717)	(33,740)

Tax expense/(benefit) at EIT tax rate of 25%	(4,131)	(26,929)	(8,435)
Effect of different tax rates applicable to different subsidiaries of the Group	490	(3,195)	(826)
Changes in valuation allowance	1,290	37,948	16,154
Income not subject to tax	(34)	(769)	(59)
Expenses not deductible for tax purposes	11,561	2,872	5,608
Research and development tax credit	(7,408)	(12,627)	(12,442)
Effect on deferred tax assets due to change in tax rates	—	2,700	—

Income tax expense	1,768	—	—

Significant Components of Deferred Tax Assets and Deferred Tax Liabilities
The following tables set forth the significant components of the deferred tax assets and deferred tax liabilities:

	December 31, 2021	December 31, 2022
	RMB	RMB
Deferred tax assets
Advertising expenses	1,105	1,569
Net accumulated losses carry forward	67,714	94,697
Depreciation and amortization	271	338
Allowance for doubtful accounts	940	1,505
Accrued expenses	4,171	6,640
Operating lease liab ilitie s	—	45,639
Less: valuation allowance	(73,596)	(90,049)

Gross deferred tax asset s	605	60,339
Offse t	—	(60,339)
Net deferred tax assets	605	—

Deferred tax liabilities
Intangible assets	4,287	12,491
Operating lease right-of-use asset s	—	45,638
Gain on equity method investee	605	605
Variable consideration of renewal incom e	—	14,096

Gross deferred tax liabilities	4,892	72,830
Offset	—	(60,339)

Net deferred tax liabilities	4,892	12,491

Summary of Movement of Valuation Allowance
Movement of valuation allowance

	For the years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	33,211	34,501	73,596
Additions	7,318	37,961	20,122
Acquisition of subsidiaries	—	1,147	1,529
Reversals	(6,028)	(13)	(3,968)
Expiration	—	—	(166)
Disposal of subsidiaries	—	—	(1,064)

Balance at end of the year	34,501	73,596	90,049